Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Equities	€ 36.7	€ 37.6
Debt instruments	35.1	34.8
Property	23.0	23.1
Other	15.2	12.1
Total	€ 110.0	€ 107.6